Schedule of Investments (unaudited)
February 28, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 82.8%
Communication Services — 10.9%
Diversified Telecommunication Services — 2.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$275,711 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,400,000	1,099,593 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	322,700 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	880,000	271,426 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	820,000	637,028 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	760,000	594,437 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	319,000	302,151 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	960,000	1,090,542 (a)
Total Diversified Telecommunication Services				4,593,588
Entertainment — 0.8%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	513,500 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	710,624 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	440,000	458,912 (a)
Total Entertainment				1,683,036
Interactive Media & Services — 0.4%
Snap Inc., Senior Notes	6.875%	3/1/33	640,000	648,411 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	226,620 (a)
Total Interactive Media & Services				875,031
Media — 5.8%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	400,000	424,324 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	490,000	440,704 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	240,000	211,620
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,560,000	2,986,662 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	427,619
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	381,608 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	130,000	128,042 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	440,000	432,172 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,707,000	1,524,359
DISH DBS Corp., Senior Notes	5.125%	6/1/29	180,000	121,629
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	960,035 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,325,000	1,420,706
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	442,605	414,889 (b)
Gray Media Inc., Senior Notes	5.375%	11/15/31	1,130,000	657,277 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	60,000	51,075 (a)
iHeartCommunications Inc., Senior Secured Notes	7.000%	1/15/31	192,000	143,229 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	1,690,989	1,731,319 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	530,000	538,843 (a)
Total Media				12,996,112
Wireless Telecommunication Services — 1.8%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	535,803 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,220,000	$1,191,978 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	409,689 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	931,895 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	498,826 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	630,000	552,921 (a)
Total Wireless Telecommunication Services				4,121,112

Total Communication Services				24,268,879
Consumer Discretionary — 16.7%
Automobile Components — 1.9%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	280,000	280,351 (a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,150,000	1,054,014
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	340,000	348,174 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	199,412 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	590,000	601,940 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	540,000	565,439 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	330,000	330,587 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	860,649 (a)
Total Automobile Components				4,240,566
Automobiles — 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,500,000	1,252,624
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	550,000	529,582 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,110,000	2,056,904 (a)
Total Automobiles				3,839,110
Diversified Consumer Services — 0.7%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	568,000	564,274 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000	509,047 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000	381,688 (a)
Total Diversified Consumer Services				1,455,009
Hotels, Restaurants & Leisure — 10.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000 EUR	499,928 (a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000	315,827 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	510,000	497,631 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	580,000	597,818 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	460,000	461,513 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	550,000	551,954 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	910,000	917,009 (a)
Carnival Corp., Senior Secured Notes	7.000%	8/15/29	520,000	546,992 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000	435,293 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,209,672 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000	1,322,569
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	320,000	321,383 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.228%	7/16/35	1,232,000 GBP	1,337,149 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000	199,549 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	640,000	595,675 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	552,888 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	820,000	$872,857 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	950,000	1,008,342 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,710,000	1,726,628 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	400,000	383,198
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	410,000	407,993 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	440,000	449,159 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	840,000	849,988 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	181,328
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000	499,729 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000	798,989 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,420,000	1,541,981 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000	387,984 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	709,000	696,030 (a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	199,104 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000	562,483 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	270,000	262,476 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	220,000	214,349 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	916,267 (a)
Total Hotels, Restaurants & Leisure				22,321,735
Household Durables — 0.1%
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000	324,875 (a)
Specialty Retail — 2.1%
Foot Locker Inc., Senior Notes	4.000%	10/1/29	920,000	790,853 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	210,246 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	780,000	723,280 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,360,000	1,021,740 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	242,127 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	550,000	558,635
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,110,000	1,086,666 (a)
Total Specialty Retail				4,633,547
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	530,000	489,819 (a)

Total Consumer Discretionary				37,304,661
Consumer Staples — 0.4%
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	378,927 (a)
Food Products — 0.2%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	600,000	560,211 (a)

Total Consumer Staples				939,138
Energy — 10.8%
Energy Equipment & Services — 0.8%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	556,188 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	850,000	752,781 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	640,000	482,971 (a)
Total Energy Equipment & Services				1,791,940
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — 10.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	270,000	$270,496 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	810,000	847,197 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,150,000	1,152,059 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	568,773 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	590,000	618,777 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	20,000	20,021 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	52,711 (a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	455,946 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	169,711 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,272,594 (d)(e)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,080,000	1,175,469 (a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	1,250,000	1,237,625
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,800,000	1,707,627
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	750,000	784,276 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	530,000	559,650 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	440,000	458,769 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	772,973	761,378 (a)(d)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	750,000	761,625 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	194,828 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	500,000	498,400 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	272,000	299,808 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	997,179 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	40,000	40,226 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	150,831
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	844,923
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	219,713 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	230,000	241,814 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	446,718 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	800,000	819,078 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	556,274 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	147,901 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,120,000	1,139,945 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	560,000	568,068 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,720,000	1,882,207 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	450,000	437,943 (a)
Total Oil, Gas & Consumable Fuels				22,360,560

Total Energy				24,152,500
Financials — 10.9%
Banks — 3.2%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	928,195 (d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	459,451 (d)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	600,000	$604,041 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	728,251 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	253,514 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	660,000	683,495 (d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000	725,833 (a)(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	320,000	328,201 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	291,154 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	1,018,875 (d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	470,000	476,249 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	751,235 (d)
Total Banks				7,248,494
Capital Markets — 1.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	403,452 (d)(e)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	700,000	607,421 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	0 *(f)(g)(h)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	480,000	506,752 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	420,000	420,886 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	220,000	220,647 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	232,899 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	570,390 (a)(d)(e)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	410,000	506,040 (a)(d)
Total Capital Markets				3,468,487
Consumer Finance — 0.8%
FirstCash Inc., Senior Notes	4.625%	9/1/28	130,000	125,749 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	520,479 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	480,905 (a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	350,000	345,688 (a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	367,320 (a)
Total Consumer Finance				1,840,141
Financial Services — 3.3%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	1,090,000	1,140,918 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	300,000	298,927 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	474,621 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	740,000	$797,198 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	411,000	389,211 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	880,000	913,583 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	320,000	321,469 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	332,066 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,254,849 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	360,000	372,570 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	220,000	217,837 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	110,101 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	803,898 (a)
Total Financial Services				7,427,248
Insurance — 0.6%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	700,000	704,477 (a)
Ryan Specialty LLC, Senior Secured Notes	4.375%	2/1/30	330,000	313,041 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	340,000	338,171 (a)
Total Insurance				1,355,689
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	650,000	605,726 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	311,677 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	970,000	1,007,524 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	210,000	218,662 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	910,000	903,966 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,047,555

Total Financials				24,387,614
Health Care — 6.4%
Health Care Equipment & Supplies — 0.7%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	407,477 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	630,000	591,024 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	590,000	599,560 (a)
Total Health Care Equipment & Supplies				1,598,061
Health Care Providers & Services — 3.3%
Akumin Inc., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	8/1/27	300,000	257,936 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,290,000	900,871 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	39,190 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	810,000	687,278 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,330,000	1,362,213 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	731,596
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,485,693 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	390,000	429,658 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,100,000	1,132,869 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	297,552 (a)
Total Health Care Providers & Services				7,324,856
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	$310,751 (a)
Pharmaceuticals — 2.3%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	692,400 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	284,497 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	640,000	638,819 (a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	230,000	221,832 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	590,000	633,080 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	300,000	0 *(a)(f)(g)(h)
Par Pharmaceutical Inc., Escrow	—	—	800,000	0 *(a)(f)(g)(h)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	395,353
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,220,000	1,204,518
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	217,206
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	729,474
Total Pharmaceuticals				5,017,179

Total Health Care				14,250,847
Industrials — 12.5%
Aerospace & Defense — 1.6%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	540,000	552,237 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	450,000	482,401 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,056,000	1,081,914 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	650,000	659,799 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	470,000	485,226 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	300,000	306,070 (a)
Total Aerospace & Defense				3,567,647
Building Products — 1.3%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	233,161 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	509,309 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	690,000	703,603 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	374,773 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	990,000	1,004,984 (a)
Total Building Products				2,825,830
Commercial Services & Supplies — 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	350,000	333,206 (a)
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	446,566 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	157,000	153,596
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,430,000	1,517,234
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,220,000	1,337,718
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	300,000	317,816
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	580,000	602,208 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	540,502 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	270,000	258,244 (a)
Total Commercial Services & Supplies				5,507,090
Construction & Engineering — 1.3%
Arcosa Inc., Senior Notes	6.875%	8/15/32	350,000	358,555 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — continued
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	120,000	$121,999 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,070,000	1,117,341 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,110,000	1,226,409 (a)
Total Construction & Engineering				2,824,304
Electrical Equipment — 0.2%
Gates Corp., Senior Notes	6.875%	7/1/29	410,000	421,225 (a)
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	850,000	794,614 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	371,357
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	311,814 (a)
Total Ground Transportation				1,477,785
Industrial Conglomerates — 0.1%
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	320,725 (a)
Machinery — 0.9%
ATS Corp., Senior Notes	4.125%	12/15/28	600,000	563,375 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	530,000	539,149 (a)
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	475,894 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	555,633
Total Machinery				2,134,051
Marine Transportation — 0.1%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	330,000	335,682 (a)
Passenger Airlines — 2.4%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	634,355 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	970,000	1,022,735 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,740,000	1,731,569 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,200,000	1,044,000 *(a)(i)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	250,000	217,500 *(a)(i)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	634,000	611,676 (a)
Total Passenger Airlines				5,261,835
Professional Services — 0.7%
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,050,000	1,079,216 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	510,000	523,386 (a)
Total Professional Services				1,602,602
Trading Companies & Distributors — 0.4%
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	380,000	391,150 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	540,000	546,773 (a)
Total Trading Companies & Distributors				937,923
Transportation Infrastructure — 0.3%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	570,000	578,828 (a)

Total Industrials				27,795,527
Information Technology — 4.8%
Communications Equipment — 1.6%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,522,000	1,370,984 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	1,190,000	1,240,010 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	300,000	275,313 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Communications Equipment — continued
Viasat Inc., Senior Notes	7.500%	5/30/31	820,000	$615,483 (a)
Total Communications Equipment				3,501,790
Electronic Equipment, Instruments & Components — 0.9%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	670,000	710,118 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	410,000	426,214 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	820,000	895,755 (a)
Total Electronic Equipment, Instruments & Components				2,032,087
IT Services — 0.7%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	930,000	949,939 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	550,000	560,842 (a)
Total IT Services				1,510,781
Software — 1.2%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	520,000	531,872 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	560,000	581,234 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	358,974 (a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	258,011 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	320,000	321,193 (a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	268,912 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	382,254 (a)
Total Software				2,702,450
Technology Hardware, Storage & Peripherals — 0.4%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	534,717 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	340,000	355,377 (a)
Total Technology Hardware, Storage & Peripherals				890,094

Total Information Technology				10,637,202
Materials — 4.4%
Chemicals — 0.3%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	117,065	1,536 *(a)(i)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	190,000	199,605 (a)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	412,286 (a)
Total Chemicals				613,427
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	170,000	168,703 (a)
Containers & Packaging — 0.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,937,787	135,645 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	174,823 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	730,000	726,988 (a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	323,532 (a)
Total Containers & Packaging				1,360,988
Metals & Mining — 3.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,040,000	1,110,928 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	630,000	635,182 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,080,000	1,126,838 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,220,000	2,264,497 (a)(j)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	$1,430,696
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	980,000	979,570 (a)
Total Metals & Mining				7,547,711

Total Materials				9,690,829
Real Estate — 3.1%
Diversified REITs — 1.2%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	958,395
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	240,000	225,339 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	248,600
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	270,000	277,261 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	6.500%	2/15/29	1,100,000	1,023,226 (a)
Total Diversified REITs				2,732,821
Health Care REITs — 0.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	176,000	176,264
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	356,954
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	740,403
Total Health Care REITs				1,273,621
Hotel & Resort REITs — 0.8%
Service Properties Trust, Senior Notes	5.500%	12/15/27	990,000	965,077
Service Properties Trust, Senior Notes	8.375%	6/15/29	740,000	748,858
Total Hotel & Resort REITs				1,713,935
Real Estate Management & Development — 0.5%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	510,000	548,818 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	520,543	533,319 (a)
Total Real Estate Management & Development				1,082,137

Total Real Estate				6,802,514
Utilities — 1.9%
Electric Utilities — 1.3%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	330,000	334,898 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	590,000	592,419 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	710,000	750,200 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	870,000	898,441 (a)
XPLR Infrastructure Operating Partners LP, Senior Notes	7.250%	1/15/29	270,000	268,420 (a)
Total Electric Utilities				2,844,378
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	266,298 (a)
Independent Power and Renewable Electricity Producers — 0.5%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	540,000	561,581 (a)
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	585,660
Total Independent Power and Renewable Electricity Producers				1,147,241

Total Utilities				4,257,917
Total Corporate Bonds & Notes (Cost — $186,546,822)				184,487,628
Asset-Backed Securities — 8.2%
AB BSL CLO Ltd., 2021-2A D (3 mo. Term SOFR + 3.612%)	7.914%	4/15/34	250,000	251,102 (a)(d)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	10.924%	4/15/34	250,000	251,807 (a)(d)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.725%	1/20/35	250,000	$250,631 (a)(d)
AGL CLO Ltd., 2024-35A E (3 mo. Term SOFR + 5.150%)	9.662%	1/21/38	570,000	578,410 (a)(d)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.793%	1/20/35	530,000	539,907 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.467%	1/20/38	460,000	466,312 (a)(d)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.390%	10/23/34	650,000	653,524 (a)(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. Term SOFR + 6.762%)	11.055%	10/20/34	650,000	651,980 (a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. Term SOFR + 3.412%)	7.705%	4/20/31	1,000,000	1,005,727 (a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.403%	4/20/35	670,000	677,775 (a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.162%)	7.455%	7/20/29	250,000	249,998 (a)(d)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	8.208%	4/24/34	250,000	247,842 (a)(d)
Battalion CLO Ltd., 2021-20A D (3 mo. Term SOFR + 3.362%)	7.664%	7/15/34	250,000	250,000 (a)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.193%	10/20/37	280,000	285,412 (a)(d)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	7.602%	4/15/35	400,000	399,634 (a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	11.085%	4/19/34	160,000	159,234 (a)(d)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.571%	10/20/37	520,000	524,757 (a)(d)
Goldentree Loan Management US CLO Ltd., 2020-8A DRR (3 mo. Term SOFR + 2.900%)	7.193%	10/20/34	540,000	543,568 (a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	7.064%	4/15/31	350,000	351,222 (a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	9.514%	4/15/31	250,000	251,450 (a)(d)
LCM Ltd., 39A DR (3 mo. Term SOFR + 3.250%)	7.552%	10/15/34	560,000	557,981 (a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.244%	10/15/31	750,000	753,857 (a)(d)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.966%	1/25/38	570,000	572,132 (a)(d)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	8.085%	1/20/32	500,000	502,945 (a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.684%	7/15/31	250,000	251,744 (a)(d)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	7.464%	4/15/34	900,000	904,837 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.552%	10/15/37	570,000	578,485 (a)(d)
Obra CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 3.400%)	7.823%	1/20/38	800,000	820,828 (a)(d)
Ocean Trails CLO Ltd., 2014-5A DRR (3 mo. Term SOFR + 3.712%)	8.001%	10/13/31	300,000	301,902 (a)(d)
Ocean Trails CLO Ltd., 2024-16A D1 (3 mo. Term SOFR + 3.300%)	7.861%	1/20/38	700,000	722,762 (a)(d)
Octagon Ltd., 2021-1A D (3 mo. Term SOFR + 3.362%)	7.655%	7/20/34	490,000	492,347 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.143%	7/19/37	330,000	333,694 (a)(d)
Palmer Square CLO Ltd., 2021-2A E (3 mo. Term SOFR + 6.612%)	10.914%	7/15/34	250,000	252,120 (a)(d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.243%	7/20/37	460,000	470,147 (a)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.302%	4/15/31	380,000	381,972 (a)(d)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.317%	4/20/38	540,000	542,241 (a)(d)(j)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.917%	1/25/37	660,000	661,646 (a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	8.155%	4/19/34	250,000	250,434 (a)(d)
Trinitas CLO Ltd., 2023-26A D (3 mo. Term SOFR + 4.500%)	8.793%	1/20/35	250,000	250,828 (a)(d)

Total Asset-Backed Securities (Cost — $17,641,542)				18,193,194
Senior Loans — 6.2%
Communication Services — 1.3%
Interactive Media & Services — 0.7%
X Corp., Term Loan B1	—	10/27/29	580,000	579,118 (k)
X Corp., Term Loan B3	9.500%	2/14/30	860,000	879,350 (l)(m)
Total Interactive Media & Services				1,458,468
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — 0.6%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/2/28	860,000	$778,120 (l)(m)
Getty Images Inc., Dollar Term Loan B1	—	2/21/30	70,000	71,925 (k)
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	9.559%	6/4/29	527,350	501,283 (d)(l)(m)
Total Media				1,351,328

Total Communication Services				2,809,796
Consumer Discretionary — 1.1%
Automobile Components — 0.3%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.824%	5/6/30	498,750	497,316 (d)(l)(m)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	327,250	314,628 (d)(l)(m)
Total Automobile Components				811,944
Diversified Consumer Services — 0.1%
Adtalem Global Education Inc., 2024 Second Repricing Term Loan (1 mo. Term SOFR + 2.750%)	7.074%	8/12/28	139,222	139,657 (d)(l)(m)
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	256,000	65,760 (d)(l)(m)
Total Diversified Consumer Services				205,417
Hotels, Restaurants & Leisure — 0.5%
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.562%	4/14/29	245,020	245,672 (d)(l)(m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.324%	3/14/31	863,475	863,553 (d)(l)(m)
Total Hotels, Restaurants & Leisure				1,109,225
Specialty Retail — 0.2%
Gannett Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 5.000%)	9.308%	10/15/29	389,789	388,814 (d)(g)(l)(m)

Total Consumer Discretionary				2,515,400
Financials — 0.7%
Financial Services — 0.2%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	6.329%	10/31/31	245,048	245,676 (d)(l)(m)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.340%	4/7/28	200,000	194,251 (d)(l)(m)
Total Financial Services				439,927
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.424%	8/19/28	1,158,648	1,157,658 (d)(l)(m)

Total Financials				1,597,585
Health Care — 0.5%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.393%	11/30/28	600,524	473,498 (d)(l)(m)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.052%	5/16/31	223,944	216,667 (d)(l)(m)
Total Health Care Providers & Services				690,165
Health Care Technology — 0.2%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.059%	5/1/31	466,481	462,691 (d)(l)(m)

Total Health Care				1,152,856
Industrials — 1.0%
Building Products — 0.3%
Quikrete Holdings Inc., Term Loan B3	—	2/10/32	530,000	529,754 (k)
Commercial Services & Supplies — 0.1%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	9.389%	4/11/29	304,575	271,606 (d)(l)(m)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — 0.2%
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	4/10/31	508,725	$507,412 (d)(l)(m)
Passenger Airlines — 0.4%
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%)	11.322%	11/18/25	576,434	577,155 (d)(g)(l)(m)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.297%	2/22/31	233,213	233,892 (d)(l)(m)
Total Passenger Airlines				811,047

Total Industrials				2,119,819
Information Technology — 1.4%
Communications Equipment — 0.5%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.824%	7/31/29	1,147,125	1,151,226 (d)(l)(m)
Software — 0.6%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.324%	10/16/26	408,875	397,760 (d)(l)(m)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.324%	2/19/29	790,000	646,153 (d)(l)(m)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 4.750%)	9.079%	2/10/27	89,415	88,633 (d)(l)(m)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 4.750%)	9.079%	2/10/27	155,458	154,098 (d)(l)(m)
Total Software				1,286,644
Technology Hardware, Storage & Peripherals — 0.3%
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	12.035%	6/16/26	763,579	732,272 (d)(l)(m)

Total Information Technology				3,170,142
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	535,240	534,848 (f)(g)(l)(m)

Total Senior Loans (Cost — $14,255,299)				13,900,446
Convertible Bonds & Notes — 0.8%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	380,665	474,642 (b)

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	348,660

Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	658,680

Industrials — 0.0%††
Electrical Equipment — 0.0%††
Bloom Energy Corp., Senior Notes	3.000%	6/1/29	70,000	98,952 (a)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
XPLR Infrastructure LP, Senior Notes	2.500%	6/15/26	270,000	255,997 (a)

Total Convertible Bonds & Notes (Cost — $1,726,741)				1,836,931
Sovereign Bonds — 0.6%
Argentina — 0.6%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,926,937	1,279,004 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	48,170	31,973 (c)

Total Sovereign Bonds (Cost — $883,475)				1,310,977
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security			Shares/Units	Value
Common Stocks — 0.2%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chord Energy Corp.			1,925	$220,027
Permian Production Partners LLC			21,667	14,084 *(f)(g)

Total Energy				234,111
Health Care — 0.1%
Pharmaceuticals — 0.1%
Endo Inc.			6,592	189,784 *

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	22,124 *(f)(g)

Total Common Stocks (Cost — $316,362)				446,019
	Rate	Maturity Date	Face Amount†
Collateralized Mortgage Obligations(n) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $309,998)	7.023%	1/25/40	310,000	312,620 (a)(d)
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $14,372)		5/28/28	15,010	2,289 *
Total Investments before Short-Term Investments (Cost — $221,694,611)				220,490,104
	Rate		Shares
Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,358,927)	4.320%		1,358,927	1,358,927 (o)(p)
Total Investments — 99.5% (Cost — $223,053,538)				221,849,031
Other Assets in Excess of Liabilities — 0.5%				1,031,990
Total Net Assets — 100.0%				$222,881,021

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of February 28, 2025.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	All or a portion of this loan has not settled as of February 28, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $1,358,927 and the cost was $1,358,927 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At February 28, 2025, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Credit default swaption to sell protection on Markit CDX.NA.HY.43 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 12/20/29 (Premiums received — $24,840)	Goldman Sachs Group Inc.	4/16/25	107.000 bps	4,600,000	4,600,000 ‡	$(28,358)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset High Yield Fund
‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	6/25	$8,137,817	$8,203,250	$65,433
At February 28, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
GBP	2,895,292	USD	3,569,466	BNP Paribas SA	4/16/25	$72,084
EUR	2,134,546	USD	2,208,229	Morgan Stanley & Co. Inc.	4/16/25	11,511
Net unrealized appreciation on open forward foreign currency contracts						$83,595

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At February 28, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at February 28, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$849,000	12/20/29	4.058%	5.000% quarterly	$31,497	$(26,850)	$58,347
Nabors Industries Inc., 9.125%, due 1/31/30	267,000	6/20/29	6.109%	1.000% quarterly	(47,282)	(41,915)	(5,367)
Total	$1,116,000				$(15,785)	$(68,765)	$52,980

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at February 28, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Transocean Inc., 8.000%, due 2/1/27	$267,000	6/20/29	4.313%	1.000% quarterly	$32,013	$29,369	$2,644

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$23,391,122	$761,378	$24,152,500
Financials	—	24,387,614	0 *	24,387,614
Health Care	—	14,250,847	0 *	14,250,847
Other Corporate Bonds & Notes	—	121,696,667	—	121,696,667
Asset-Backed Securities	—	18,193,194	—	18,193,194
Senior Loans:
Consumer Discretionary	—	2,126,586	388,814	2,515,400
Industrials	—	1,542,664	577,155	2,119,819
Materials	—	—	534,848	534,848
Other Senior Loans	—	8,730,379	—	8,730,379
Convertible Bonds & Notes	—	1,836,931	—	1,836,931
Sovereign Bonds	—	1,310,977	—	1,310,977
Common Stocks:
Energy	$220,027	—	14,084	234,111
Health Care	—	189,784	—	189,784
Materials	—	—	22,124	22,124
Collateralized Mortgage Obligations	—	312,620	—	312,620
Warrants	2,289	—	—	2,289
Total Long-Term Investments	222,316	217,969,385	2,298,403	220,490,104
Short-Term Investments†	1,358,927	—	—	1,358,927
Total Investments	$1,581,243	$217,969,385	$2,298,403	$221,849,031
Other Financial Instruments:
Futures Contracts††	$65,433	—	—	$65,433
Forward Foreign Currency Contracts††	—	$83,595	—	83,595
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	58,347	—	58,347
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	2,644	—	2,644
Total Other Financial Instruments	$65,433	$144,586	—	$210,019
Total	$1,646,676	$218,113,971	$2,298,403	$222,059,050

Western Asset High Yield Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$28,358	—	$28,358
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	5,367	—	5,367
Total	—	$33,725	—	$33,725

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	—	$429	—	$(429)	$761,378
Financials	$121,200	—	—	(121,200)	—
Health Care	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	20,050	(26)	$613	(2,131)	390,494
Industrials	—	2,447	—	15,063	559,645
Materials	533,712	—	—	1,136	—
Common Stocks:
Energy	14,084	—	—	—	—
Materials	74,428	—	—	(52,304)	—
Total	$763,474	$2,850	$613	$(159,865)	$1,711,517

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$761,378	$(429)
Financials	—	—	—	0 *	—
Health Care	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	$(20,186)	—	—	388,814	(1,438)
Industrials	—	—	—	577,155	15,063
Materials	—	—	—	534,848	1,136
Common Stocks:
Energy	—	—	—	14,084	—
Materials	—	—	—	22,124	(52,304)
Total	$(20,186)	—	—	$2,298,403	$(37,972)

Western Asset High Yield Fund 2025 Quarterly Report

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,248,421	$50,392,677	50,392,677	$51,282,171	51,282,171

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$62,274	—	$1,358,927

Western Asset High Yield Fund 2025 Quarterly Report